UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/03

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:          Levy, Harkins & Co., Inc.

                                 Address:       570 Lexington Ave. 2nd FL
                                                New York, New York 10022

                                 13F File Number:       28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:   Lucia LoScalzo

Title:  Officer Manager

Phone:  212-888-3030

Signature,                               Place,             and Date of Signing:

/s/ Lucia LoScalzo              570 Lexington, NYC 10022          5/7/03
--------------------------------------------------------------------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         19

Form 13F Information Table Value Total:         $129,763
                                               (thousands)

List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER        TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------  --------------  ----------- --------  -------- --- ---- ------- ------------ -------- -------- --------
American Express          COM             025816 10 9    6,301  184,131            Sole       None       None
American Int.l Group      COM             026874 10 7    4,973   99,754            Sole       None       None
Asia Satellite Telecom.   Sponsored ADR   04516X 10 6      816   63,385            Sole       None       None
Berkshire Hathaway        CL B            084670 20 7   13,807    6,357            Sole       None       None
Bear, Stearns & Co.       COM             073902 10 8   12,925  192,338            Sole       None       None
Boeing Company            COM             097023 10 5    2,334   89,415            Sole       None       None
Cabot Corporation         COM             127055 10 1    4,424  185,085            Sole       None       None
Countrywide Credit        COM             222372 10 4   10,098  174,375            Sole       None       None
Echostar Comm.            CL A            278762 10 9   20,381  691,362            Sole       None       None
Ethan Allen Interiors     COM             297602 10 4    5,843  197,737            Sole       None       None
Geron Corporation         COM             374163103        841  193,400            Sole       None       None
Fidelity National Fin.    COM             316326 10 7   10,501  303,677            Sole       None       None
Gannett Incorporated      COM             364730 10 1    7,631  106,575            Sole       None       None
Mack Cali Realty Corp.    COM             554489 10 4    4,016  129,245            Sole       None       None
Moody's Corporation       COM             615369 10 5    8,024  172,403            Sole       None       None
Qualcomm Inc.             COM             747525 10 3    6,554  174,782            Sole       None       None
Scotts CO                 CL A            810186 10 6    5,366  102,225            Sole       None       None
Traffix, Inc.             COM             892721 10 1      195   64,750            Sole       None       None
Regis Corp.-MINN          COM             758932 10 7    4,733  186,620            Sole       None       None